Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Equity Income Fund Inc.))	0 Months Ended
Feb. 28, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
Russell 1000 Value Index
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
Class A
Average Annual Return:
1 Year	(11.81%)
5 Years	0.03%
10 Years	4.75%
Inception Date	Feb. 13, 1987
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(12.25%)
5 Years	(0.95%)
10 Years	3.73%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(7.23%)
5 Years	(0.20%)
10 Years	3.86%
Class B
Average Annual Return:
1 Year	(11.85%)
5 Years	0.02%
10 Years	4.84%
Inception Date	Mar. 03, 1997
Class C
Average Annual Return:
1 Year	(8.05%)
5 Years	0.39%
10 Years	4.50%
Inception Date	Mar. 03, 1997
Class N
Average Annual Return:
1 Year	(7.77%)
5 Years	0.83%
10 Years	4.98%
Inception Date	Mar. 01, 2001